Accrued Pension and Severance Costs (Schedule Of Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	¥ 43,589	¥ 38,433
Accumulated benefit obligation	42,573	37,531
Fair value of plan assets	23,207	19,995
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	11,932	10,214
Accumulated benefit obligation	10,076	8,638
Fair value of plan assets	¥ 5,436	¥ 4,636